Commitments and Contingencies (Details) - Schedule of No Commitment and Contingency Other than those Stated $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Long-Term Purchase Commitment [Line Items]
Total	$ 5,972
Land to be purchased at Kuantan Integrated Industrial Park [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, term	8% of purchase price upon signing of Sales and Purchase Agreement and 90% within 9 months after signing of Sale and Purchase Agreement
Total	$ 3,944
Professional service in building Kuantan factory [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, term	98.5% of total contract value and payments at progressive claims basis
Total	$ 1,920
Rental of premises [Member]
Long-Term Purchase Commitment [Line Items]
Commitments and Contingencies, term	Rental expense from April 2024 to January 2025
Total	$ 108